Schedule of investments
Delaware Select Growth Fund	January 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.51%♦
Communication Services — 8.58%
Alphabet Class A †	84,423	$ 11,827,662
Alphabet Class C †	13,584	1,926,211
Electronic Arts	31,074	4,275,161
		18,029,034
Consumer Discretionary — 11.36%
Amazon.com †	71,249	11,057,845
Booking Holdings †	631	2,213,213
Ferrari	13,610	4,707,971
Home Depot	3,329	1,175,004
LVMH Moet Hennessy Louis Vuitton ADR	19,323	3,211,483
NIKE Class B	14,708	1,493,303
		23,858,819
Consumer Staples — 2.47%
Coca-Cola	87,105	5,181,877
		5,181,877
Financials — 11.63%
Intercontinental Exchange	47,347	6,028,694
Mastercard Class A	5,299	2,380,470
S&P Global	11,984	5,373,026
Visa Class A	38,980	10,651,675
		24,433,865
Healthcare — 12.00%
Cooper †	8,313	3,100,998
Danaher	24,278	5,824,535
Intuitive Surgical †	9,606	3,633,181
UnitedHealth Group	15,831	8,101,356
Veeva Systems Class A †	11,293	2,342,281
Zoetis	11,703	2,197,941
		25,200,292
Industrials — 9.26%
Broadridge Financial Solutions	18,097	3,695,407
Equifax	17,835	4,357,804
JB Hunt Transport Services	16,733	3,362,998
TransUnion	16,526	1,143,434
Union Pacific	1,339	326,622
Verisk Analytics	7,786	1,880,553
Waste Connections	30,203	4,689,318
		19,456,136
NQ- 316 [0124] 0324 (3434496)    1

Schedule of investments
Delaware Select Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 40.79%
Adobe †	4,783	$ 2,954,842
Apple	74,808	13,794,595
Autodesk †	12,253	3,109,934
Intuit	11,452	7,229,991
Microsoft	67,791	26,952,346
Motorola Solutions	22,292	7,122,294
NVIDIA	19,975	12,290,018
Salesforce †	17,632	4,956,179
VeriSign †	36,552	7,269,462
		85,679,661
Real Estate — 3.42%
CoStar Group †	85,961	7,176,024
		7,176,024
Total Common Stocks (cost $171,166,648)		209,015,708
Total Value of Securities—99.51% (cost $171,166,648)		209,015,708

Receivables and Other Assets Net of Liabilities—0.49%		1,035,728
Net Assets Applicable to 8,362,817 Shares Outstanding—100.00%		$210,051,436
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
2    NQ- 316 [0124] 0324 (3434496)